OTHER PROVISIONS AND LIABILITIES - Other Provisions (Details) lb in Millions, $ in Millions	Jan. 10, 2018 USD ($) lb	Dec. 31, 2019 USD ($)	Jul. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)	Oct. 27, 2015 USD ($)
Disclosure of other provisions [line items]
Payables on social security and taxes other than income tax		$ 19.3		$ 17.4
Other provisions		182.6		396.0
Other current provisions		39.5		106.8
Other non-current provisions		143.1		289.2
Reclassification of Assets and Liabilities to Held For Sale
Disclosure of other provisions [line items]
Other provisions			$ (129.4)
Provision for repatriation taxes payable
Disclosure of other provisions [line items]
Other provisions		27.9		23.8
Provision for taxes
Disclosure of other provisions [line items]
Other provisions		10.8		21.9
Deferred revenue on advanced metal sales
Disclosure of other provisions [line items]
Other provisions		0.0		52.3
Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions		89.2		228.3
Other current provisions		11.7
Other non-current provisions		77.5
Other provisions and liabilities
Disclosure of other provisions [line items]
Other provisions		$ 35.4		$ 52.2
Other Customers | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Advanced metal sales agreement | lb	40.3
Receipts from contracts held for dealing or trading purposes	$ 125.0
Cost | Altus minerals corporation | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income					$ 61.1
Cost | Sandstorm gold ltd | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income						$ 170.4